Litigation (Details) $ in Thousands, ¥ in Millions	1 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($) claim	Dec. 31, 2022 USD ($)	Jun. 27, 2022 CNY (¥)
Number of claims or actions pending, which ultimate disposition could have a material adverse effect on the Group's results of operations | claim			0
Damages awarded	$ 35,400	¥ 253.2
Annual interest rate on awarded amount	5.50%	5.50%
Recovery of costs	$ 2,200
Accounts receivable			$ 116,894	$ 97,988
Accounts payable			36,327	71,115
Other payables			12,372	$ 12,210
Bank guarantee to cover award amount | ¥					¥ 286.0
Seroquel
Accounts receivable			1,100
Long-term prepayment			200
Accounts payable			900
Other payables			$ 1,100